Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Emerging Economies Fund

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

In the section entitled “Fund Summary: Emerging Economies Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to J.P. Morgan Investment Management Inc. (“JPMIM”) is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Anuj Arora	2011	Managing Director
George Iwanicki	2011	Managing Director
Joyce Weng	2017	Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on pages 132-133 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

The Emerging Economies Fund is managed by a team led by Anuj Arora and George Iwanicki and Joyce Weng. Mr. Arora, a Managing Director and JPMIM employee since 2006, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Arora utilizes the research and insights of Mr. Iwanicki and Ms. Weng. Mr. Iwanicki, a Managing Director and JPMIM employee since 1992, is head of the Emerging Markets and Asia Pacific (EMAP) Strategy team and provides macro research that informs the top-down positioning of the Fund. In 2018, Mr. Iwanicki is currently expected to transfer his portfolio management responsibilities on the Fund to focus on his role as head of the EMAP Strategy team. Ms. Weng, a Vice President and CFA charterholder, assists in the day-to-day management of the Fund. An employee since 2010, she was on the U.S. Equity Behavioral Finance team from 2010 to 2011.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Emerging Economies Fund

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Fund with respect to J.P. Morgan Investment Management Inc. (“JPMIM”) is supplemented with the following:

Advisers/ Subadviser	Portfolio Manager	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

JPMIM	Joyce Weng	0	0	0	0	0	0

*As of January 31, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.